Income Taxes	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Income Taxes
20.	Income Taxes

a)	Provision for Income Taxes

	2018	2017
(CAD$ in millions)		(restated)
Current
Current taxes on profits for the year	$697	$1,009
Adjustments for current taxes of prior periods	(6)	(15)

Total current taxes	$691	$994

Deferred
Origination and reversal of temporary differences	$686	$436
Adjustments to deferred taxes of prior periods	(16)	23
Tax losses not recognized (recognition of previously unrecognized losses)	4	(9)
Effect due to tax legislative changes	—	(19)

Total deferred taxes	$674	$431

	$1,365	$1,425

b)	Reconciliation of income taxes calculated at the Canadian statutory income tax rate to the actual provision for income taxes is as follows:

	2018	2017
(CAD$ in millions)		(restated)
Tax expense at the Canadian statutory income tax rate of 27% (2017 – 26.10%)	$1,217	$1,021
Tax effect of:
Resource taxes	360	368
Resource and depletion allowances	(80)	(127)
Non-temporary differences including one-half of capital gains and losses	(157)	14
Tax pools not recognized (recognition of previously unrecognized tax pools)	4	(9)
Effect due to tax legislative changes	—	(13)
Withholding taxes	47	57
Difference in tax rates in foreign jurisdictions	2	129
Revisions to prior year estimates	(21)	12
Other	(7)	(27)

	$1,365	$1,425

c)	The amount of deferred tax expense charged (credited) to the income statement is as follows:

	2018	2017
(CAD$ in millions)		(restated)
Net operating loss carryforwards	$234	$127
Capital allowances in excess of depreciation	(92)	775
Decommissioning and restoration provisions	264	(393)
U.S. alternative minimum tax credits	105	(31)
Unrealized foreign exchange losses	(11)	89
Withholding taxes	25	(10)
Inventories	32	(12)
Other temporary differences	117	(114)

	$674	$431

d)	Temporary differences giving rise to deferred income tax assets and liabilities are as follows:

	December 31, 2018	December 31, 2017	January 1, 2017
(CAD$ in millions)		(restated)	(restated)
Net operating loss carryforwards	$139	$58	$32
Property, plant and equipment	(130)	(189)	35
Decommissioning and restoration provisions	94	78	—
U.S. alternative minimum tax credits	—	143	—
Other temporary differences	57	64	45

Deferred income tax assets	$160	$154	$112

Net operating loss carryforwards	$(750)	$(1,065)	$(1,218)
Property, plant and equipment	7,422	7,390	6,881
Decommissioning and restoration provisions	(474)	(754)	(439)
U.S. alternative minimum tax credits	(38)	—	(112)
Unrealized foreign exchange	(146)	(135)	(224)
Withholding taxes	104	79	89
Inventories	97	65	77
Other temporary differences	116	(1)	32

Deferred income tax liabilities	$6,331	$5,579	$5,086

e)	The movement in the net deferred income taxes account is as follows:

	2018	2017
(CAD$ in millions)		(restated)
As at January 1	$5,425	$4,974
Income statement change	674	431
Tax charge relating to components of other comprehensive income	(47)	90
Foreign exchange and other differences	119	(70)

As at December 31	$6,171	$5,425

f)	Deferred Tax Liabilities Not Recognized

Deferred tax liabilities of approximately $745 million (2017 – $694 million) have not been recognized on the unremitted foreign earnings associated with investments in subsidiaries and interests in joint arrangements where we are in a position to control the timing of the reversal of the temporary differences, and it is probable that such differences will not reverse in the foreseeable future.

g)	Loss Carryforwards and Canadian Development Expenses

At December 31, 2018, we had $2.91 billion of Canadian federal net operating loss carryforwards (2017 – $3.63 billion). These loss carryforwards expire at various dates between 2029 and 2038. We have $685 million of cumulative Canadian development expenses at December 31, 2018 (2017 – $981 million), which are deductible for income tax purposes on a declining balance basis at a maximum rate of 30% per year. The deferred tax benefits of these pools have been recognized. In addition, we have $106 million (2017 – $104 million) of Canadian federal and provincial investment tax credits that expire at various dates between 2022 and 2038.

h)	Deferred Tax Assets Not Recognized

We have not recognized $239 million (2017 – $231 million) of deferred tax assets associated with unused tax credits and tax pools in entities and jurisdictions that do not have established sources of taxable income.

i)	Scope of Antamina’s Peruvian Tax Stability Agreement

Subsequent to year end, the Peruvian tax authority, La Superintendencia Nacional de Aduanas y de Administración Tributaria (SUNAT), issued an income tax assessment to Antamina (our joint operation in which we own a 22.5% share) denying its accelerated depreciation allowance on costs incurred in 2013 related to the expansion of the Antamina mine, as provided under Antamina’s tax stability agreement. If the assessment is sustained, our indirect share of the current tax debt that Antamina may have to pay, including interest and penalties, is estimated to be approximately $40 million (US$30 million). However, since these items are mainly a matter of timing rather than the ultimate liability, the resulting charge to our earnings would be approximately $20 million (US$15 million) consisting of interest and penalties. If SUNAT’s view on the scope of the tax stability agreement were sustained and extended to 2015 (being the last year of tax stability), our indirect share of the tax debt that Antamina may have to pay, including interest and penalties, could reach about $125 million (US$94 million) and the charge to our earnings could reach about $60 million (US$45 million). Based on opinions from Peruvian counsel, we believe that Antamina’s original filing positions will ultimately prevail and Antamina will appeal the 2013 income tax assessment in due course. As a result, we have not provided for this matter in our financial statements as at December 31, 2018.